Segment reporting - Summary of Disaggregation of Revenue Geographically (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 1,320,658	€ 908,019	€ 476,040
Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	687,752	394,525	346,016
Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	632,906	513,494	130,024
Africa and Middle East
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 217,377	€ 38,823	€ 19,004
Percentage of entity's revenue	17.00%	4.00%	4.00%
Africa and Middle East | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 212,027	€ 30,220	€ 15,248
Percentage of entity's revenue	31.00%	8.00%	4.00%
Africa and Middle East | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 5,350	€ 8,603	€ 3,756
Percentage of entity's revenue	1.00%	2.00%	3.00%
Asia and Pacific
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 329,750	€ 236,454	€ 106,245
Percentage of entity's revenue	25.00%	26.00%	22.00%
Asia and Pacific | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 201,887	€ 151,351	€ 80,060
Percentage of entity's revenue	29.00%	38.00%	23.00%
Asia and Pacific | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 127,863	€ 85,103	€ 26,185
Percentage of entity's revenue	20.00%	17.00%	20.00%
Europe
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 149,106	€ 194,750	€ 224,107
Percentage of entity's revenue	11.00%	21.00%	47.00%
Europe | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 129,248	€ 137,964	€ 202,002
Percentage of entity's revenue	19.00%	35.00%	58.00%
Europe | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 19,858	€ 56,786	€ 22,105
Percentage of entity's revenue	3.00%	11.00%	17.00%
North America
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 593,652	€ 420,613	€ 122,070
Percentage of entity's revenue	45.00%	47.00%	26.00%
North America | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 130,683	€ 71,667	€ 47,797
Percentage of entity's revenue	19.00%	18.00%	15.00%
North America | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 462,969	€ 348,946	€ 74,273
Percentage of entity's revenue	73.00%	68.00%	57.00%
South/Latin America
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 30,773	€ 17,379	€ 4,612
Percentage of entity's revenue	2.00%	2.00%	1.00%
South/Latin America | Betway
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 13,907	€ 3,323	€ 907
Percentage of entity's revenue	2.00%	1.00%	0.00%
South/Latin America | Spin
Disclosure In Tabular Form Of Disaggregation Of Revenue Geographically Line Items [Line Items]
Revenue	€ 16,866	€ 14,056	€ 3,705
Percentage of entity's revenue	3.00%	3.00%	3.00%